INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS

8 INTANGIBLE ASSETS

	2022	2023
	S$	S$

Goodwill	355	355
Intellectual properties licenses (Note (a))	12,127	7,918
Computer software licenses (Note (b))	6,327	4,140
Total	18,809	12,413

(a)	Intellectual properties licenses

	2022	2023
	S$	S$

Cost:
At beginning and end of financial year	62,060	62,060

Accumulated amortization:
At beginning of financial year	39,233	49,933
Amortization charge	10,700	4,209
At end of financial year	49,933	54,142

Carrying value	12,127	7,918

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2021, 2022 and 2023

(b)	Computer software licenses

	2022	2023
	S$	S$

Cost:
At beginning of financial year	11,855	11,794
Currency realignment	(61)	(57)
At end of financial year	11,794	11,737

Accumulated amortization:
At beginning of financial year	3,014	5,467
Amortization charge	2,500	2,187
Currency realignment	(47)	(57)
At end of financial year	5,467	7,597

Carrying value	6,327	4,140

(c)	Amortization expense is analyzed as followed:

Intellectual properties licenses	10,700	4,209
Computer software licenses	2,500	2,187
Total	13,200	6,396
Less: Accounted under
“Research expenses” (Note 18)	(10,700)	(4,209)
	2,500	2,187

Management has evaluated, assessed and concluded that there is no indication of impairment for the intangible assets and accordingly no impairment allowance is necessary.